Equity - Summary of risk weighted assets capital ratio (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Risk Weighted Assets Capital Ratio [Line Items]
Total eligible capital	$ 137,460	$ 195,806
Total risk weighted assets	$ 792,352	$ 959,241
Capital adequacy ratio (in percentage)	17.35%	20.41%